Other Operating Revenue (Expenses) and Other (Losses) Gain, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Revenue (Expenses) and Other (Losses) Gain, Net [Abstract]
Schedule of Other Operating Revenue

Other operating revenue

	Year ended December 31,
	2024	2023	2022
Recovery allowance for expected credit losses (Note 8.1)	28,985	18,010	26,093
Recovery employee liabilities	16,945	27	-
Recovery of provisions for legal proceedings	9,227	3,246	3,070
Other indemnification (1)	5,469	1,979	16,564
Recovery of other provisions	3,756	427	1,307
Insurance indemnification	3,116	6,425	2,922
Recovery of costs and expenses from taxes other than income tax	2,052	2,179	2,053
Recovery of restructuring expenses	1,685	1,265	920
Recovery of provisions from taxes other than income tax	241	3,336	-
Total other operating revenue	71,476	36,894	52,929

(1)	Corresponds to the compensation paid by Rappi S.A.S. for the losses of the Turbo operation home delivery sales.

Schedule of Other Operating Expenses

Other operating expenses

	Year ended December 31,
	2024	2023	2022
Restructuring expenses	(66,166)	(30,451)	(15,211)
Other provisions (1)	(13,521)	(1,594)	(928)
Other (2)	(39,672)	(75,388)	(64,013)
Total other operating expenses	(119,359)	(107,433)	(80,152)

(1)	Corresponds to the store and shop closure plan.

(2)	Corresponds:

	Year ended December 31,
	2024	2023	2022

Tax on wealth	(24,713)	(22,719)	(21,239)
Fees for the registration process in the New York and Sao Paulo Stock Exchanges	(12,952)	(46,531)	(34,527)
Fees for projects for the implementation of norms and laws	(1,157)	(7,747)	(9,355)
Others	(850)	1,609	1,108
Total others	(39,672)	(75,388)	(64,013)

Schedule of Other Net Income (Losses)

Other net (losses) income

	Year ended December 31,
	2024	2023	2022
Gain from the early termination of lease contracts	3,022	3,544	5,809
Write-off of assets	856	1,187	5,235
Impairment loss on assets	(15,999)	(4,639)	(7,436)
(Loss) from write-off of property, plant and equipment, intangible, property investments and other assets	(13,745)	10,178	6,053
Total other net (losses) income	(25,866)	10,270	9,661